Share capital - Shares authorised and issued (Details)	9 Months Ended
Sep. 30, 2023 shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	122,963,545
Exercise of share-based payment awards (in shares)	1,976,138
Issue of Shares (in shares)	3
Number of shares issued, ending balance (in shares)	124,939,686
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	122,963,545
Exercise of share-based payment awards (in shares)	1,976,138
Issue of Shares (in shares)	3
Number of shares issued, ending balance (in shares)	124,939,686